Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
Summary of marketable debt securities
	December 31,
	2021	2020
Fair value through profit or loss (1)	$1,142	$1,238
Available-for-sale- Corporate bonds	-	-
	$1,142	$1,238

(1)	The Company recognized trading losses in the amount of $ 96 during the year ended December 31, 2021.